Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxes

Note 9 — TAXES

Composition of income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Group and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Group or its subsidiaries in the Cayman Islands to their shareholders, no withholding tax will be imposed.

Hong Kong

Pom (HK) is incorporated in Hong Kong and is subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and the remaining profits will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

Under the Enterprise Income Tax (“EIT”) Law in the PRC, the unified EIT rate for domestic enterprises and foreign invested enterprises is 25%, except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”). EIT grants preferential tax treatment to HNTEs at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Qilekang Digital Health obtained the HNTE certificate in December 2021 and enjoyed a preferential income tax rate at 15% from calendar year 2021 to 2023. In November 2024, the company renewed the certificate and enjoyed a preferential income tax rate at 15% from calendar year 2024 to 2026 together with its Beijing branch.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the year ended December 31, 2023, 2024 and 2025, some PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

In accordance with the disaggregation requirements of ASU 2023-09 adopted by the Company, income (loss) before income tax expense for the year ended December 31, 2025, is attributable to the following geographic locations:

	For the Years Ended December 31,
	2025	2025
	RMB	US$
PRC	(81,588,226)	(11,666,960)
Cayman	(49,347,867)	(7,056,651)
Hong Kong	4,547	650
Total loss before income tax expense	(130,931,546)	(18,722,961)

For the years ended December 31, 2023 and 2024, which represent periods prior to the adoption of ASU 2023-09, the current and deferred components of income tax expenses which were substantially attributable to the Company’s VIE and VIE’s subsidiaries, are as follows:

For the Years Ended December 31,
	2023	2024
	RMB	RMB
Current income tax expense	—	—
Deferred income tax expense	—	—
Total income tax expense	—	—

For the year ended December 31, 2025, following the adoption of ASU 2023-09 on a prospective basis, the current and deferred components of income tax expenses, disaggregated by jurisdiction, are as follows:

	For the Years Ended December 31,
	2025	2025
	RMB	US$
Current income tax expense
PRC	—	—
Cayman	—	—
Hong Kong	375	54
Total current tax expense (benefit)	375	54
Deferred income tax expense
PRC	—	—
Cayman	—	—
Hong Kong	—	—
Total deferred tax expense (benefit)	—	—
Total income tax expense/(benefit)
PRC	—	—
Cayman	—	—
Hong Kong	375	54
Total income tax expense	375	54

The reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Years Ended December 31,
	2023	2024
	%	%
PRC income tax statutory rate	25.00%	25.00%
Non-deductible expenses	(10.76)%	(8.04)%
Non-deductible interest expense	(9.83)%	(6.19)%
Non-deductible entertainment expense	(0.67)%	(1.19)%
Others	(0.26)%	(0.66)%
Effect of preferential tax rate	(6.21)%	(6.40)%
Prior year true up of NOL	(31.15)%	(1.93)%
Expiration of NOL	(2.38)%	(5.42)%
Change in valuation allowance	25.50%	(3.21)%
Income tax expense	—	—

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 3, Summary of Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the year ended December 31, 2025 was as follows (in RMB, except for percentages):

	For the Years Ended December 31, 2025
	RMB	US$	%
Loss before income tax expense	(130,931,546)	(18,722,961)	100.00%
PRC income tax statutory rate	25.00%	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate	(32,732,887)	(4,680,740)	25.00%
Domestic tax effects
Non-deductible expenses	3,698,281	528,846	(2.82)%
Non-deductible interest expense	2,730,350	390,435	(2.09)%
Non-deductible entertainment expense	675,841	96,644	(0.52)%
Others	292,090	41,767	(0.22)%
Effect of preferential tax rate	6,058,580	866,365	(4.63)%
Prior year true up of NOL	1,073,852	153,559	(0.82)%
Expiration of NOL	7,824	1,120	(0.01)%
Changes in tax rates enacted in the current period	—	—	—
Change in valuation allowance	9,558,144	1,366,796	(7.30)%
Foreign tax effects	12,336,581	1,764,108	(9.42)%
Statutory tax rate diﬀerence between Cayman and PRC	12,336,967	1,764,163	(9.42)%
Statutory tax rate diﬀerence between HK and PRC	(386)	(55)	(0.00)%
Income tax expense	375	54	(0.00)%

For the year ended December 31, 2025, following the adoption of ASU 2023-09 on a prospective basis, the income taxes paid by jurisdiction is as follows

For the Years Ended December 31,
	2025	2025
	RMB	US$
PRC	—	—
Cayman	—	—
Hong Kong	—	—
Total	—	—

The tax effects of temporary differences and net operating losses that give rise to the deferred tax balances at December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Credit loss provision	575,804	474,037	67,786
Inventory reserve	121,492	455,194	65,092
Impairment of long-term investment	75,000	—	—
Impairment of fixed asset	—	10,986	1,571
Lease liability	606,798	561,916	80,353
Accrued payroll payable	1,179,467	1,204,540	172,247
Net operating loss carry forwards	82,023,102	91,433,134	13,074,764
Total deferred tax assets	84,581,663	94,139,807	13,461,813
Valuation allowance	(84,581,663)	(94,139,807)	(13,461,813)
Deferred tax assets, net	—	—	—

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of the year	83,381,457	84,581,663	12,095,017
Expiration of NOL	(2,023,361)	(7,824)	(1,119)
Addition	4,185,912	10,639,820	1,521,474
Prior year true up of NOL	(720,312)	(1,073,852)	(153,559)
Deregistration	(696)	—	—
Change of tax rates	(241,337)	—	—
Balance at end of the year	84,581,663	94,139,807	13,461,813

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. As of December 31, 2023 and December 31, 2024 and December 31,2025, tax-loss carry-forwards amounted to RMB531,724,823, RMB543,607,595 and RMB653,688,798 (US$93,476,255) respectively. As of December 31, 2025, net operating loss carryforwards from PRC will expire in calendar years 2026 through 2035 if not utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of December 31, 2024 and 2025, a RMB84,581,663 and RMB94,139,807 (US$13,461,813) valuation allowance has been established respectively.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of December 31, 2025, the tax years ended December 31, 2020 through 2024 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities.